Intangible Assets	12 Months Ended
Dec. 31, 2010
Intangible Assets [Abstract]
Intangible Assets

Note 10—Intangible Assets

Intangible assets consist of the following at December 31:

	2010	2009
Raw material supply agreement intangibles	$3,027	$7,025
Ground lease	200	200
Accumulated amortization	(58)	(22)

Total intangible assets	$3,169	$7,203

The raw material supply agreement acquired during 2010 (see "Note 6—Acquisitions and Equity Transactions") is amortized over its 15 year term based on actual usage under the agreement. The Company determined the estimated amount of raw materials to be purchased over the life of the agreement to calculate a per pound rate of consumption. The rate is then multiplied by the actual usage each period for expense reporting purposes. As discussed in Note 2—Summary of Significant Accounting Policies, the raw material supply agreement intangible recorded as of December 31, 2009 was charged off during 2010.

Amortization expense of $36, $22 and $0 for intangible assets is include in cost of goods—biodiesel in the statement of operations for the years ended December 31, 2010, 2009 and 2008, respectively.

Estimated amortization expense for fiscal years ended December 31 is as follows:

2011	$125
2012	125
2013	173
2014	181
2015	189
Thereafter	2,376

Total	$3,169